ORGANIZATION AND PRINCIPAL ACTIVITIES (VIEs Contractual Arrangements- Narrative) (Details)	12 Months Ended										12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2014 Business Cooperation Agreement [Member] item	Dec. 31, 2014 VIEs and VIEs' subsidiaries [Member]	Dec. 31, 2013 VIEs and VIEs' subsidiaries [Member]	Dec. 31, 2012 VIEs and VIEs' subsidiaries [Member]	Dec. 31, 2014 VisionChina Media Group [Member] USD ($)	Dec. 31, 2014 Eastlong Advertising [Member] USD ($)	Dec. 31, 2014 Eastlong Advertising [Member] Business Cooperation Agreement [Member]	Dec. 31, 2014 CDTC [Member] VisionChina Media Group [Member] USD ($)	Dec. 31, 2014 CDTC [Member] VisionChina Media Group [Member] Mr. Limin Li and Ms. Yanqing Liang [Member] CNY	Dec. 31, 2014 CDTC [Member] VisionChina Media Group [Member] Technology and management services agreement [Member]	Dec. 31, 2014 CDTC [Member] VisionChina Media Group [Member] Domain Name License Agreement [Member]	Dec. 31, 2014 CDTC [Member] VisionChina Media Group [Member] Option Agreements [Member] Mr. Limin Li and Ms. Yanqing Liang [Member] CNY	Dec. 31, 2014 Eastlong Technology [Member] Business Cooperation Agreement [Member]	Dec. 31, 2014 Eastlong Technology [Member] Option Agreements [Member] Mr. Qijun Men and Mr. Haifeng Wang [Member] CNY	Dec. 31, 2014 Eastlong Technology [Member] Eastlong Advertising [Member] USD ($)	Dec. 31, 2014 Eastlong Technology [Member] Eastlong Advertising [Member] Mr. Qijun Men and Mr. Haifeng Wang [Member] CNY	Dec. 31, 2014 Eastlong Technology [Member] Eastlong Advertising [Member] Business Cooperation Agreement [Member]	Dec. 31, 2014 Company and its subsidiaries [Member]	Dec. 31, 2013 Company and its subsidiaries [Member]	Dec. 31, 2012 Company and its subsidiaries [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Term of agreement											25 years	25 years
Royalty fee as percentage of gross annual revenues												0.20%
Number of initial working days of any year during the term of the agreement to adjust royalty fee												10 days
Percentage of project profits to be received								10.00%						90.00%
Minimum continuous period that services are not provided which could lead to termination of agreement																		3 years
Number of directors		5
Interest-free loan										50,000,000							20,000,000
Purchase price for which equity interest of certain equity holders of the variable interest entity can be purchased													50,000,000		20,000,000
Number of VIEs	2
Contribution of Group's consolidated net revenues derived from third parties and non-consolidated affiliates (as a percent)			100.00%	98.30%	99.30%														0.00%	1.70%	0.70%
Assets (as a percent)			90.40%	79.30%	77.40%														19.60%	20.70%	22.60%
Assets pledged or collateralized						0	0
VIE''s creditors having recourse to general credit									$ 0							$ 0